Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Apr. 30, 2013
Pensions and Other Postretirement Benefits [Abstract]
Net periodic benefit cost

	Defined Benefit Pension Plans			Other Postretirement Benefits
Year Ended April 30,	2013	2012	2011	2013	2012	2011
Service cost	$8.8	$8.1	$7.5	$2.5	$2.3	$1.6
Interest cost	23.9	26.2	25.5	3.0	3.1	2.8
Expected return on plan assets	(25.3)	(27.0)	(26.8)	—	—	—
Amortization of prior service cost (credit)	1.0	1.1	1.1	(0.4)	(0.4)	(0.5)
Amortization of net actuarial loss (gain)	13.1	9.4	10.3	—	—	(0.5)
Curtailment loss (gain)	—	1.1	4.1	—	(0.1)	—
Settlement loss	6.7	1.1	—	—	—	—
Termination benefit cost	—	1.8	8.4	—	2.0	2.4

Net periodic benefit cost	$28.2	$21.8	$30.1	$5.1	$6.9	$5.8

Net change for the year in accumulated OCI before taxes
Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive loss before income taxes:
Prior service (cost) credit arising during the year	$(4.0)	$—	$(0.4)	$9.6	$—	$(0.9)
Net actuarial loss arising during the year	(20.5)	(82.1)	(13.5)	(4.5)	(4.2)	(7.8)
Amortization of prior service cost (credit)	1.0	1.1	1.1	(0.4)	(0.4)	(0.5)
Amortization of net actuarial loss (gain)	13.1	9.4	10.3	—	—	(0.5)
Curtailment loss (gain)	2.0	1.1	4.1	—	(0.1)	—
Settlement loss	6.7	1.1	—	—	—	—
Foreign currency translation	0.9	1.1	(2.0)	—	(0.1)	0.1

Net change for year	$(0.8)	$(68.3)	$(0.4)	$4.7	$(4.8)	$(9.6)

Weighted-average assumptions used in determining net periodic benefit costs

Weighted-average assumptions used in determining net periodic benefit costs:
U.S. plans:
Discount rate	4.70%	5.50%	5.80%	4.70%	5.50%	5.80%
Expected return on plan assets	7.00	7.00	7.50	—	—	—
Rate of compensation increase	4.12	4.14	4.15	—	—	—
Canadian plans:
Discount rate	4.20%	5.00%	5.30%	4.20%	5.00%	5.30%
Expected return on plan assets	6.17	6.66	7.08	—	—	—
Rate of compensation increase	4.00	4.00	4.00	—	—	—

Combined status of the plans

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation at beginning of year	$561.7	$503.3	$68.8	$59.8
Service cost	8.8	8.1	2.5	2.3
Interest cost	23.9	26.2	3.0	3.1
Amendments	4.2	—	(9.6)	—
Actuarial loss	39.6	60.0	4.5	4.3
Participant contributions	0.5	0.5	1.5	1.4
Benefits paid	(43.6)	(28.5)	(3.7)	(3.6)
Foreign currency translation adjustments	(2.6)	(5.1)	(0.2)	(0.5)
Curtailment	(2.0)	0.4	—	(0.1)
Settlement	(14.8)	(5.0)	—	—
Termination benefit cost	—	1.8	—	2.0
Other adjustments	—	—	0.3	0.1

Benefit obligation at end of year	$575.7	$561.7	$67.1	$68.8

Change in plan assets:
Fair value of plan assets at beginning of year	$386.5	$407.6	$—	$—
Actual return on plan assets	44.2	5.2	—	—
Company contributions	40.0	11.4	2.2	2.2
Participant contributions	0.5	0.5	1.5	1.4
Benefits paid	(43.6)	(28.5)	(3.7)	(3.6)
Foreign currency translation adjustments	(2.1)	(4.7)	—	—
Settlement	(14.8)	(5.0)	—	—

Fair value of plan assets at end of year	$410.7	$386.5	$—	$—

Funded status of the plans	$(165.0)	$(175.2)	$(67.1)	$(68.8)

Defined benefit pensions	$(163.0)	$(147.6)	$—	$—
Accrued compensation	(2.0)	(27.6)	—	—
Postretirement benefits other than pensions	—	—	(67.1)	(68.8)

Net benefit liability	$(165.0)	$(175.2)	$(67.1)	$(68.8)

Amounts recognized in accumulated other comprehensive income (loss) before taxes

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2013	2012	2013	2012
Net actuarial (loss) gain	$(202.1)	$(204.4)	$(2.2)	$2.3
Prior service (cost) credit	(6.1)	(3.0)	10.9	1.7

Total recognized in accumulated other comprehensive loss	$(208.2)	$(207.4)	$8.7	$4.0

Assumptions used in determining the benefit obligations

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2013	2012	2013	2012
U.S. plans:
Discount rate	3.99%	4.70%	3.80%	4.70%
Rate of compensation increase	4.12	4.14	—	—
Canadian plans:
Discount rate	3.65%	4.20%	3.70%	4.20%
Rate of compensation increase	3.00	4.00	—	—

One-percentage point annual change in the assumed health care cost

	One Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$0.2	$0.2
Effect on benefit obligation	3.4	2.9

Company's Canadian pension and other postretirement benefit plans

	Defined Benefit Pension Plans		Other Postretirement Benefits
Year Ended April 30,	2013	2012	2013	2012
Benefit obligation at end of year	$125.7	$125.7	$13.5	$13.3
Fair value of plan assets at end of year	107.1	104.5	—	—

Funded status of the plans	$(18.6)	$(21.2)	$(13.5)	$(13.3)

Components of net periodic benefit cost:
Service cost	$1.3	$1.3	$—	$—
Interest cost	5.0	5.6	0.6	0.6
Expected return on plan assets	(6.2)	(7.0)	—	—
Amortization of net actuarial loss	1.7	3.0	—	—
Curtailment gain	—	—	—	(0.1)
Settlement loss	—	1.1	—	—

Net periodic benefit cost	$1.8	$4.0	$0.6	$0.5

Changes in plan assets:
Company contributions	$5.0	$6.1	$0.9	$0.8
Participant contributions	0.4	0.5	—	—
Benefits paid	(9.4)	(9.3)	(0.9)	(0.8)
Actual return on plan assets	8.7	3.1	—	—
Foreign currency translation	(2.1)	(4.7)	—	—
Settlement loss	—	(5.0)	—	—

Benefit obligations in excess of fair value of plan assets

	April 30,
	2013	2012
Accumulated benefit obligation for all pension plans	$539.0	$523.6
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	$539.0	$523.6
Fair value of plan assets	410.7	386.5
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	$575.7	$561.7
Fair value of plan assets	410.7	386.5

Major asset classes for the U.S. and Canadian defined benefit pension plans and fair value hierarchy levels
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2013
Cash and cash equivalents (A)	$4.4	$—	$—	$4.4
Equity securities:
U.S. (B)	97.2	16.8	—	114.0
International (C)	72.1	12.9	—	85.0
Fixed-income securities:
Bonds (D)	147.7	—	—	147.7
Fixed income (E)	44.6	—	—	44.6
Other types of investments: (F)
Private equity funds	—	—	15.0	15.0

Total financial assets measured at fair value	$366.0	$29.7	$15.0	$410.7

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2012
Cash and cash equivalents (A)	$14.0	$—	$—	$14.0
Equity securities:
U.S. (B)	79.6	16.9	—	96.5
International (C)	65.4	13.0	—	78.4
Fixed-income securities:
Bonds (D)	82.1	—	—	82.1
Fixed income (E)	76.9	—	—	76.9
Other types of investments: (F)
Hedge funds	—	—	22.3	22.3
Private equity funds	—	—	16.3	16.3

Total financial assets measured at fair value	$318.0	$29.9	$38.6	$386.5

(A)

This category includes money market holdings with maturities of three months or less and cash held in escrow for less than six months. These assets are classified as Level 1 and based on their short-term nature, carrying value approximates fair value.

(B)

This category is invested primarily in a diversified portfolio of common stocks and index funds that invest in U.S. stocks with market capitalization ranges similar to those found in the various Russell Indexes and are traded on active exchanges. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are funds that consist of equity securities traded on active exchanges.

(C)

This category is invested primarily in common stocks and other equity securities traded on active exchanges whose issuers are located outside the U.S. The fund invests primarily in developed countries, but may also invest in emerging markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are funds that consist of equity securities traded on active exchanges.

(D)

This category seeks to duplicate the return characteristics of high-quality corporate bonds with a duration range of 10 to 13 years. The Level 1 assets are valued using quoted market prices for identical securities in active markets.

(E)

In 2013, this category is comprised of fixed-income funds that invest primarily in government-related bonds of non-U.S. issuers and include investments in the Canadian market as well as emerging markets. In 2012, this category was comprised of a core fixed-income fund that invested at least 80 percent of its assets in investment-grade U.S. corporate and government fixed-income securities, including mortgage-backed securities. The Level 1 assets are valued using quoted market prices for identical securities in active markets.

(F)

The hedge funds category is comprised of hedge funds of funds that invest in equity hedge, directional, relative value, and event-driven funds. The hedge funds have quarterly liquidity with 65 days’ notice. All hedge funds were sold prior to April 30, 2013. The private equity funds category is comprised of one fund that consists primarily of limited partnership interests in corporate finance and venture capital funds. The private equity fund cannot be redeemed and return of principal is based on the liquidation of the underlying assets. Both the hedge funds and the private equity fund are classified as Level 3 assets and are valued based on each fund’s net asset value (“NAV”). NAV is calculated based on the estimated fair value of the underlying investment funds within the portfolio and is corroborated by our review.

Roll Forward of activity for Level 3 assets

		Hedge Funds	Private Equity Funds	Total
Balance at May 1, 2012		$22.3	$16.3	$38.6
Purchases and sales – net		(22.8)	1.1	(21.7)
Actual return on plan assets sold during the period		0.5	—	0.5
Actual return on plan assets still held at reporting date		—	(2.4)	(2.4)

Balance at April 30, 2013		$—	$15.0	$15.0

	U.S. Equity Securities	Hedge Funds	Private Equity Funds	Total
Balance at May 1, 2011	$4.8	$37.4	$13.2	$55.4
Purchases and sales – net	3.0	(13.6)	1.1	(9.5)
Actual return on plan assets sold during the period	(7.8)	(0.9)	—	(8.7)
Actual return on plan assets still held at reporting date	—	(0.6)	2.0	1.4

Balance at April 30, 2012	$—	$22.3	$16.3	$38.6